Cover Document	Nov. 06, 2026
Cover [Abstract]
Entity Address, Address Line One	6700 Las Colinas Blvd.
Title of 12(b) Security	Common Stock, $.01 par value per share
Entity Address, Postal Zip Code	75039
Entity Registrant Name	FLUOR CORPORATION
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Document Period End Date	Nov. 06, 2026
Entity File Number	001-16129
Entity Tax Identification Number	33-0927079
City Area Code	469
Local Phone Number	398-7000
Trading Symbol	FLR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX